Other Non-Current Assets and Other Non-Current Financial Assets - Other Non-Current Financial Assets (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current accounts receivables			$ 5,751	$ 4,509
Derivative financial instruments			5,865	10,467
Others			1,838	1,864
Other investments measured at FVTPL			0	6,440
Other non-current financial assets	$ 747		13,454	23,280
Non-current accounts receivables			5,751	$ 4,509
Health Division
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current accounts receivables			988
Non-current accounts receivables			988
Other businesses
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current accounts receivables			539
Non-current accounts receivables			$ 539

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4